S000037667 [Member] Expense Example - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,243